Short-term investments (Detail Textuals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term investments.
Interest income from short-term investments	¥ 0	¥ 10,979	¥ 11,685